Retirement Income Fund
Retirement Income Fund May 1, 2017
Investment Objective.
The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Retirement Income Fund Retirement Income Fund Class USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retirement Income Fund Retirement Income Fund Class
Management Fees	0.05%
Other Expenses	0.04%
Acquired Fund Fees & Expenses	0.37%
Total Annual Fund Operating Expenses	0.46%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retirement Income Fund | Retirement Income Fund Class | USD ($)	47	149	260	593

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 16.88% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which is to produce current income and preserve the value of the investments of retired individuals. The Fund generally invests 75% of its assets in fixed income IC Funds and 25% of its assets in equity IC Funds.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. Because the Fund primarily invests in funds that invest in fixed income securities, the Fund is primarily subject to Fixed Income risk. Other principal risks include Company, Market, Mid-Cap, and Stock risks, which are described in more detail in the “Principal Risks” section of the prospectus.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
  Investment management risk: The Fund’s investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities or particular debt securities.
  Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are at historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.
  Retirement Fund risk:
  The Fund is subject to the same risks as the underlying Investment Corporation Funds ("IC Funds") in which it invests.
  The Retirement Fund is a "fund of funds" where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
  There is no guarantee that the Fund will provide adequate income at and through your retirement.
  The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities.
  The Retirement Income Fund will have as much as 25% of its assets invested in equity IC Funds.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(3) The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	7.49%
Worst	Fourth quarter 2008	(5.99)%

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Total Returns - Retirement Income Fund	Past One Year	Past Five Years	For Life of Fund	Inception Date
Retirement Income Fund Class	6.18%	5.52%	5.06%	Nov. 05, 2007
S&P 500® Index (Indices reflect no deduction for fees and expenses)	11.96%	14.66%	6.76%
Bloomberg Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for fees and expenses)	2.65%	2.23%	4.15%
Citigroup 3 month Treasury Bill Index (Indices reflect no deduction for fees and expenses)	0.27%	0.09%	0.36%